Annual Total Returns[BarChart] - ProShares UltraShort Health Care - None	Annual Return 2013	Annual Return 2014	Annual Return 2015	Annual Return 2016	Annual Return 2017	Annual Return 2018	Annual Return 2019	2020
Total	(29.73%)	(33.06%)	(53.21%)	(41.36%)	(21.29%)	(2.76%)	(34.38%)	(44.10%)